Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations
Revenue, net	$ 395,978	$ 445,741	$ 192,484
Voyage expenses	(131,904)	(153,729)	(88,578)
Vessel operating expenses	(59,770)	(60,020)	(60,834)
Operating expense component	(10,194)	(7,809)	(3,609)
Vessel lease expense component	(9,380)	(7,185)	(3,321)
Depreciation	(27,817)	(29,276)	(31,702)
Amortization of deferred drydock expenditures	(3,542)	(4,161)	(5,169)
General and administrative expenses
Corporate	(20,565)	(19,936)	(16,071)
Commercial and chartering	(4,676)	(4,171)	(3,125)
Loss on vessel held for sale		(6,917)
Unrealized (losses)/gains on derivatives	(262)	2,961	276
Interest expense and finance costs	(11,408)	(15,537)	(16,202)
Loss on extinguishment		(1,576)	(569)
Interest income	1,818	471	55
Net Income before taxes	118,278	138,856	(36,365)
Income tax	(435)	(207)	(150)
(Loss) / profit from equity method investments	(1,035)	(195)	(317)
Net Income	116,808	138,454	(36,832)
Preferred dividend	(3,400)	(3,400)	(1,254)
Net income attributable to common stockholders	$ 113,408	$ 135,054	$ (38,086)
Earnings per share, basic (in dollars per share)	$ 2.76	$ 3.63	$ (1.12)
Earnings per share, diluted (in dollars per share)	$ 2.71	$ 3.52	$ (1.12)
Weighted average number of shares outstanding, basic (in shares)	41,130,089	37,235,599	33,882,932
Weighted average number of shares outstanding, diluted (in shares)	41,821,637	38,359,985	33,882,932